LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease [Abstract]
Interest expenses on lease liability	$ (570)	$ (1,117)	$ (779)
Depreciation and amortization of right-of-use assets, net	(6,334)	(8,855)	(9,109)
Gains recognized in profit or loss	7	1,829	1,749
Total	$ (6,897)	$ (8,143)	$ (8,139)